NUVEEN UNIT TRUST
SERIES 1
Nuveen Insured Corporate Trust, Series 1 (Long-Term)               122,509 Units

FIXED INCOME PROSPECTUS - PART TWO
DATED SEPTEMBER 30, 1999

NOTE: This Prospectus Part Two may not be distributed unless accompanied by Part One.

Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase -- either $5,000 or 50 Units ($1,000 or 10 Units for Traditional and Roth IRA purchases and $500 or nearest whole number of Units whose value is less than $500 for Education IRA purchases), whichever is less.

THE UNITS of fractional undivided interest in the Nuveen Unit Trusts being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trusts.

The NUVEEN INSURED CORPORATE TRUST (the "Insured Corporate Trust") consists primarily of a portfolio of corporate debt obligations issued by utility companies (the "Corporate Bonds") and may include zero coupon U.S. Treasury Obligations (which as of the initial date of deposit represented less than 20% of the principal amount of the Securities deposited in the Trust). Insurance guaranteeing the scheduled payment of principal and interest on all of the Corporate Bonds in the Trust has been obtained directly by the issuer of such Bonds or by the Sponsor from MBIA Insurance Corporation ("MBIA"). THE INSURANCE DOES NOT RELATE TO THE UNITS OFFERED HEREBY OR TO THEIR MARKET VALUE. As a result of such insurance, the Corporate Bonds are rated "AAA" by Standard & Poor's. (See "SCHEDULE OF INVESTMENTS").

THE OBJECTIVE of the Insured Corporate Trust is to provide a high level of current income consistent with preservation of capital provided primarily by an insured portfolio of corporate debt obligations issued by utility companies, including telephone companies.

The Trusts are available to non-resident aliens, and the income from the Trusts, provided certain conditions are met, will be exempt from withholding for U.S. federal income tax for such foreign investors.









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  ESSENTIAL INFORMATION REGARDING THE TRUST(S)
                              AS OF AUGUST 31, 1999
            SPONSOR AND EVALUATOR......JOHN NUVEEN & CO. INCORPORATED
                      TRUSTEE......THE CHASE MANHATTAN BANK


         The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.


                                                                                            INSURED
                                                                                           CORPORATE
                                                                                             TRUST,
                                                                                            SERIES 1
                                                                                        --------------
Principal Amount of Bonds in Trust.................................................        $12,140,000
Number of Units....................................................................        121,888.424
Fractional Undivided Interest in Trust Per Unit....................................      1/121,888.424
Public Offering Price --
    Less than 1,000 Units
     Aggregate Bid Price of Bonds in Trust.........................................        $11,701,263
     Plus Sales Charge (1).........................................................           $680,306
       Total.......................................................................        $12,381,569
     Divided by Number of Units....................................................            $101.58
     Plus Cash Per Unit(2).........................................................            $(0.10)
     Public Offering Price Per Unit(3).............................................            $101.48
Redemption Price Per Unit (exclusive of accrued interest)..........................             $95.90
Sponsor's Repurchase Price Per Unit (exclusive of accrued interest)................             $95.90
Excess of Public Offering Price Per Unit over Redemption Price Per Unit............              $5.58
Excess of Public Offering Price Per Unit over Sponsor's Repurchase Price Per Unit                $5.58
Par Value Per Unit(4)..............................................................             $99.50
Calculation of Net Annual Interest Income Per Unit
     Annual Interest Income........................................................            $7.3709
     Less Estimated Annual Expense.................................................            $0.2317
     Net Annual Interest Income....................................................            $7.1392
Daily Rate of Accrual Per Unit.....................................................           $0.01983
Trustee's Annual Fee per $1,000 principal(6).......................................            $1.6880
Estimated Current Return(5)........................................................              7.04%
Estimated Long Term Return(5)......................................................              7.12%



Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by the Trustee of units tendered for redemption.

                  ESSENTIAL INFORMATION REGARDING THE TRUST(S)
                                   (CONTINUED)


GENERAL INFORMATION
Record Dates.........................................................See "Distributions to Unitholders" in Part One
Distribution Dates...................................................See "Distributions to Unitholders" in Part One
Minimum Principal Distribution.......................................................................$0.10 per Unit
Date Trust Established.................................................................................May 29, 1997
Mandatory Termination Date.................................See "Amendment and Termination of Indenture" in Part One
Minimum Value of Trust.....................................See "Amendment and Termination of Indenture" in Part One
Sponsor's Annual Evaluation Fee..........................................$0.170 per $1000 principal amount of Bonds


----------------------
(1) See "Public Offering Price" in Part One for the method by which the sales charge is calculated.
(2) This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $0.01 per Unit and is added to (or deducted from) the Public Offering Price.
(3) Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On the above date there was added to the Public Offering Price of the Insured Corporate Trust, Series 1, $101.48, accrued interest to the settlement date of $0.18, for a total price of $101.66.
(4) Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.
(5) See "Estimated Long Term Return and Estimated Current Return" in Part One for an explanation of these returns.
(6) The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Insured Corporate Trust, Series 1, will be $1.3480 under the quarterly distribution option and $1.1530 under the semi-annual distribution option.

                           NUVEEN UNIT TRUST, SERIES 1
              NUVEEN INSURED CORPORATE TRUST, SERIES 1 (LONG-TERM)

                             STATEMENT OF NET ASSETS


                                  June 30, 1999

ASSETS:
     Investments in securities, at market value
        (Cost $12,041,502) (Note 1)....................................................            $12,206,456
     Accrued interest receivable.......................................................                280,263
     Organization costs (Note 1).......................................................                 12,308
                                                                                                   -----------
                 Total assets..........................................................            $12,499,027
                                                                                                   ===========

LIABILITIES:
     Advance from trustee..............................................................                161,440
     Payable to unitholders for units redeemed.........................................                     93
     Payable to trustee................................................................                  2,000
     Accrued trustee and evaluator fees................................................                  2,654
                                                                                                   -----------
                  Total liabilities....................................................            $   166,187
                                                                                                   -----------

                  Net assets, applicable to 122,509 units of fractional undivided                  $12,332,840
                                                                                                   ===========
                     interest outstanding..............................................

NET ASSETS, REPRESENTED BY:
     Cost to original investors of 140,000 units sold..................................            $14,547,350
         Less initial underwriting commission (Note 1).................................               (712,820)
                                                                                                   -----------
                                                                                                    13,834,530
         Less cost of 17,491 units redeemed............................................             (1,890,837)
                                                                                                   -----------
                                                                                                   $11,943,693
     Undistributed net investment income...............................................                110,525
     Unrealized appreciation (depreciation) of investments.............................                164,954
     Accumulated net realized gain (loss) from investment transactions.................                113,668
                                                                                                   -----------
                                                                                                   $12,332,840
                                                                                                   -----------

NET ASSET VALUE PER UNIT:
                                                                                    NET ASSET VALUE PER UNIT
                                                                                -------------------------------

                                                                          BEFORE
              TYPE OF                                UNITS                ACCRUED         ACCRUED
         INCOME DISTRIBUTION                      OUTSTANDING             INTEREST        INTEREST       TOTAL
---------------------------------------          -------------          -----------     -----------    --------
  Monthly...............................              64,233                $99.77         $0.62        $100.39
  Quarterly.............................              46,433                 99.77          1.22         100.99
  Semi-Annual...........................              11,843                 99.77          1.22         100.99
                                                     --------               ======         =====        =======
                                                     122,509
                                                     =======

See accompanying notes to financial statements.

                           NUVEEN UNIT TRUST, SERIES 1
              NUVEEN INSURED CORPORATE TRUST, SERIES 1 (LONG-TERM)

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                          Period
                                                                                                        May 29,1997
                                                                                     Year Ended           through
                                                                                    June 30,1999        June 30,1998
                                                                                    --------------     --------------
STATEMENT OF OPERATIONS
Investment income (Note 1):
     Interest income..........................................................      $     978,437       $     969,729
                                                                                    --------------      -------------
     Expenses (Note 3):
         Trustee fees and expenses............................................      $      27,301       $      24,987
         Evaluator fees.......................................................              2,226               2,189
              Total expenses..................................................      $      29,527       $      27,176
                                                                                   ---------------     --------------
                  Net investment income.......................................      $     948,910       $     942,553
                                                                                    --------------      -------------
Realized and unrealized gain (loss) on Investments (Note 1):
         Net realized gain (loss) from investment transactions................      $     113,668       $           0
         Net change in unrealized appreciation or
                depreciation of investments...................................           (871,141)          1,036,095
                                                                                    --------------      -------------
                  Net gain (loss) on investments..............................      $    (757,473)      $  1,036,095
                                                                                     -------------      -------------
Net increase (decrease) in net assets
    from operations...........................................................      $     191,437       $  1,978,648
                                                                                    ==============      =============

STATEMENT OF CHANGES IN NET ASSETS
Operations:
     Net investment income....................................................      $     948,910       $     942,553
         Net realized gain (loss) from investment transactions................            113,668                   0
     Net change in unrealized appreciation or
       depreciation of investments............................................           (871,141)          1,036,095
                                                                                    --------------      -------------
                Net increase (decrease) in net assets
                     from operations..........................................      $     191,437       $   1,978,648
Issuance of additional units..................................................                  0          10,025,000
Distributions to unitholders from net investment income.......................           (961,584)           (819,354)
Redemption of 17,491 and 0 units, respectively................................         (1,890,837)                  0
                                                                                    --------------      -------------
Total increase  (decrease) in net assets......................................      $  (2,660,984)      $  11,184,294
Net assets at beginning of period.............................................         14,993,824           3,809,530
                                                                                    --------------       ------------
Net assets at end of period (including undistributed
    net investment income of $110,525 and $123,199, respectively).............      $  12,332,840       $  14,993,824
                                                                                    ==============      =============


See accompanying notes to financial statements.

                           NUVEEN UNIT TRUST, SERIES 1
              NUVEEN INSURED CORPORATE TRUST, SERIES 1 (LONG-TERM)

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 1999


                                                                                                                          CARRYING
                                                        OPTIONAL                                     RATINGS(2)             VALUE
                                                       REDEMPTION                              -------------------
                                                       PROVISIONS                              STANDARD                  AT MARKET
PRINCIPAL    NAME OF ISSUER AND TITLE OF ISSUE              (1)       COUPON     MATURITY      & POOR'S     MOODY'S    (BID PRICES)
---------    ---------------------------------         -------------  --------   ------------  --------     ------     ------------
$1,475,000   Bellsouth Telecommunications Company    2003 at $104.75   7.500%    Due  6-15-33     AAA         Aaa       $ 1,504,500
 1,390,000   Cincinnati Gas & Electric Company       2003 at $103.54   7.200%    Due 10-01-23     AAA         Aaa         1,369,150
 1,615,000   Commonwealth Edison Company             2003 at $103.77   7.750%    Due  7-15-23     AAA         Aaa         1,665,469
 1,515,000   New York Telephone Company              2004 at $103.06   7.250%    Due  2-15-24     AAA         Aaa         1,532,044
 1,615,000   Pacific Bell Telephone Company          2003 at $102.94   7.500%    Due  2-01-33     AAA         Aaa         1,635,187
 1,615,000   Texas Utilities Electric Company        2003 at $102.69   7.625%    Due  7-01-25     AAA         Aaa         1,653,356
 1,475,000   U.S. West Communications Company        2003 at $101.95   6.875%    Due  9-15-33     AAA         Aaa         1,334,875
 1,475,000   Virginia Electric & Power Company       2003 at $103.16   7.500%    Due  6-01-23     AAA         Aaa         1,511,875
-----------                                                                                                            ------------
$12,175,000                                                                                                             $12,206,456
===========                                                                                                            ============










See accompanying notes to Financial Statements and Notes to Schedule of Investments.

                          NOTES TO FINANCIAL STATEMENTS

1.        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:


         The Trustee is responsible for maintaining the books and records of each Trust on a cash basis and for safekeeping securities owned by each Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.


         Organizational and Offering Costs -- Each Trust (and therefore Unitholders) will bear all or a portion of the estimated organizational and offering costs which will be deferred and amortized over five years from the Initial Date of Deposit or the life of the Trust, whichever comes first.


         Security Valuation -- The Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.


         Unit Valuation -- On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.


         The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.


         Income and Expenses -- Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.


2.       INCOME TAX STATUS:


         Each trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.

3.       OPERATING EXPENSES:


         See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.

4.       USE OF ESTIMATES:


         The preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


                       NOTES TO SCHEDULE(S) OF INVESTMENTS


            1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.


         Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. (See Part One, "Composition of Trusts.")


         The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.")


            2. The ratings shown, which are not covered by the report of independent public accountants, are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA are rated AAA by Standard & Poor's Corporation and/or Aaa by Moody's Investors Service, Inc.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


         To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Unit Trust, Series 1:


         We have audited the accompanying statement of net assets and schedule of investments of Nuveen Unit Trust, Series 1 (comprising of Nuveen Insured Corporate Trust, Series 1 (Long-Term)), as of June 30, 1999 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.


         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by confirmation with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Trust constituting the Nuveen Unit Trust, Series 1, as of June 30, 1999, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with generally accepted accounting principles.



                                          ARTHUR ANDERSEN LLP




Chicago, Illinois
September 15, 1999

                             PROSPECTUS -- PART TWO


 Part Two must be accompanied by Part One.
 ------------------------------------------------------------------------------

     Sponsor                                 John Nuveen & Co. Incorporated
                                             333 West Wacker Drive
                                             Chicago, Illinois 60606
                                             312-917-7700
 ------------------------------------------------------------------------------

                                             Swiss Bank Tower
                                             10 East 50th Street
                                             New York, New York 10022
                                             212-207-2000
 ------------------------------------------------------------------------------
     Trustee                                 The Chase Manhattan Bank
                                             4 New York Plaza
                                             New York, New York 10004-2413
                                             800-257-8787
 ------------------------------------------------------------------------------

     Legal Counsel                           Chapman and Cutler
       to Sponsor                            111 West Monroe Street
                                             Chicago, Illinois 60603
 ------------------------------------------------------------------------------

    Legal Counsel                           Carter, Ledyard & Milburn
      to Trustee                            2 Wall Street
                                            New York, New York 10005
 ------------------------------------------------------------------------------

    Independent                             Arthur Andersen LLP
      Public Accountants                    33 West Monroe Street
      for the Trust                         Chicago, Illinois 60603
 ------------------------------------------------------------------------------


         Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.


         This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.


         No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any state or agency or officer thereof.